PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid Expenses and Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Housing loans to employees guaranteed by RPL (Note 22)	$ 57
Interest-free loans to third parties, net of allowance	12,720	13,209
Advances to employees	2,694	3,131
Prepayments to business partners, net of allowance	17,169	11,180
Interest receivables	1,297	818
Receivables in connection with exercise of options from agents and employees	6	1,037
Short-term bridge loans in connection with potential investments, net of allowance	5,334	6,398
Prepayment for inventory	5,290	1,401
Unsecured interest-free loans to related parties, net of allowance (Note 22)	1,059	3,020
Others, net of allowance	2,354	1,545
Total	$ 47,980	$ 41,739